Share-Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Based Payments	Share-Based Payments and Long-Term Incentive Plan
In 2019, the Company implemented a new long-term incentive scheme, under which annual awards are split equally between Performance Units and Exit Units. Performance units vest after two years subject to the Company achieving certain thresholds of operating income over a two year period. Exit Units vest upon change of control (sale or IPO) and achieving predetermined multiplies of invested capital return targets. Both Performance Units and Exit Units are cash-based awards.
During 2024, the Company amended the long-term incentive scheme, whereby the exit units were replaced by annual cash-based retention awards on a prospective basis. The retention awards vest over a twelve-month period subject to the recipient continuing to remain an employee of Aspen.
The Company’s total long-term incentive plan expense for the twelve months ended December 31, 2025 was $6.9 million (December 31, 2024 — $14.6 million), which consists of a charge of $2.6 million (December 31, 2024 — $9.8 million) in relation to Performance Units and $4.3 million (December 31, 2024 — $4.8 million) in relation to Retention Units. The income tax effect of this is not considered to be material. As at December 31, 2025, the Company had recorded a payable of $17.9 million (December 31, 2024 — $20.0 million) related to the long-term incentive plan, which is included within accrued expenses and other payables in the consolidated balance sheet.
Upon the completion of the IPO, the Company introduced the 2025 Equity and Incentive Plan (the “Plan”) which provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, other share awards, and performance awards to certain eligible employees, directors and other service providers. The Plan also provides for the grant of ordinary shares as replacement awards in substitution for the MEP legacy share options granted to selected senior employees of the Company. The Company is initially authorized to issue up to 3,633,333 ordinary shares, excluding the replacement awards, under the terms of the Plan. The Company has issued ordinary shares, options and other equity incentives under four arrangements: the replacement awards, the all employee awards, the restricted share unit awards, and the incentive share options. The Company classifies these awards as equity instruments, and has elected to estimate expected forfeitures over the requisite service period.
Replacement Awards
During 2023, selected senior employees were granted MEP stock options to acquire non-voting shares at a management equity vehicle affiliated with the Company at no cost to the employee. The introduction of the 2025 Equity and Incentive Plan granted replacement awards in substitution for the MEP legacy share options. As a result, the Company granted 1,306,139 ordinary shares as replacement awards. To satisfy tax withholding and remittance obligations, 301,106 ordinary shares were withheld, resulting in a net issuance of 1,005,033 shares to employees. For the twelve months ended December 31, the Company recognized a compensation cost of $39.2 million in relation to these replacement awards.
All Employee Awards
In May 2025, 158,997 restricted share units (“RSUs”) were granted to certain eligible employees and other service providers of the Company. These RSUs were granted with a requisite service period of one year, with the awards cliff vesting at the end of the service period. The fair value of these awards was calculated based on the Company’s share price at the grant date of the awards, and is amortized as an expense over the requisite service period. The grant date fair value of these awards was $30 per unit.
Restricted Share Unit Awards
In May 2025, 623,953 RSUs were granted to selected senior employees of the Company. These RSUs were granted with a requisite service period of three years, with the awards vesting in 1/3 annual installments on each anniversary of the grant date. The fair value of these awards was calculated based on the Company’s share price at the grant date of the awards, and is amortized as an expense in accordance with the three year graded vesting schedule. The grant date fair value of these awards was $30 per unit.
Incentive Share Options
In May 2025, 626,727 share options were granted to selected senior employees with an exercise price equivalent to the Company’s share price at the grant date of the awards. These share options were granted with a requisite service period of three years, with the awards cliff vesting at the end of the service period. Once vested, the options are exercisable for a period of ten years from the date of grant. The fair value of the share options at the grant date was determined using the Black-Scholes option pricing model. The following table shows the fair value of the share options, and the significant inputs used in the Black-Scholes option pricing model:

Fair value per share option	$12.0
Risk-free interest rate (1)	4.05%
Dividend yield	—%
Expected term (2)	6.5 years
Expected term price volatility (3)	30%
 ______________
(1) The risk-free interest rate was estimated based on the yield on a U.S. treasury zero-coupon bond issued with a remaining term equal to the expected term of the share options.
(2) The contractual term is 10 years from the date of grant.
(3) As the Company does not have sufficient trading history, the expected share price volatility was estimated based on the historical volatilities of a selected peer group of comparable companies over a period commensurate with the expected term of the options.

The total stock compensation expense recognized in the Company’s consolidated statements of operations for the twelve months ended December 31, 2025 was $61.5 million. As at December 31, 2025, there was $19.1 million of total unrecognized compensation cost related to non-vested awards, which will be recognized on a weighted average basis during the next 2.2 years.
At the effective time of the Merger, each outstanding and unexercised stock option award (a “Company Option Award”) that had an exercise price per Company Share less than the Merger Consideration was canceled and converted into a contingent right to receive an amount in cash, without interest, equal to the product of (a) the amount by which the Merger Consideration exceeded the applicable per share exercise price of the Company Option Award and (b) the number of Company Shares subject to the Company Option Award (a “Restricted Option Award”), and each Company Option Award with an exercise price per Company Share equal to or greater than the Merger Consideration was canceled for no consideration. Additionally, at the Effective Time, each outstanding restricted share unit award (a “Company RSU Award”) was canceled and converted into a contingent right to receive an amount in cash, without interest, equal to the product of (x) the Merger Consideration and (y) the number of Company Shares subject to the Company RSU Award (together with the Restricted Option Awards, a “Restricted Cash Award”). Each Restricted Cash Award continued to be subject to the same terms and conditions as the corresponding Company Option Award or Company RSU Award except that, (i) the vested portion of each Restricted Option Award will be paid within 15 days after the applicable vesting date, and (ii) if an individual’s employment or service is terminated by the Company or its affiliates without “cause” on or following the Effective Time, all Restricted Cash Awards then-held by such individual will vest in full and be paid within 60 days following the date of such individual’s termination of employment, subject to execution and non-revocation of a standard release of claims.
As a result of these modifications, these awards will be accounted for as liability‑classified share‑based compensation awards under ASC 718. The compensation cost for these awards continues to be recognized over the requisite service period; however, subsequent to the modification date, the awards will be remeasured at fair value at each reporting date until settlement, with changes in fair value recognized as a compensation expense in the consolidated statements of income. The modifications did not result in any changes to compensation cost for the twelve months ended December 31, 2025, as the modification occurred after the reporting period.